General (Tables)	12 Months Ended
Nov. 30, 2011
Summary by Brand of Passenger Capacity, Number of Cruise Ships and Primary Areas in which They are Marketed

As of January 23, 2012, the summary by cruise brand of our passenger capacity, the number of cruise ships we operate and the primary areas or countries from where our guests are sourced are as follows:

Cruise Brands	Passenger Capacity (a)	Number of Cruise Ships	Primary Markets

North America
Carnival Cruise Lines	58,274	23	North America
Princess Cruises (“Princess”)	36,900	16	North America
Holland America Line	23,492	15	North America
Seabourn	1,974	6	North America

North America Cruise Brands	120,640	60

Europe, Australia & Asia (“EAA”)
Costa Cruises (“Costa”) (b)	29,286	14	Italy, France and Germany
P&O Cruises (UK)	14,610	7	United Kingdom (“UK”)
AIDA Cruises (“AIDA”)	14,248	8	Germany
Cunard	6,670	3	UK and North America
P&O Cruises (Australia) (c)	6,242	4	Australia
Ibero Cruises (“Ibero”)	4,176	3	Spain and South America

EAA Cruise Brands	75,232	39

	195,872	99

(a)	In accordance with cruise business practice, passenger capacity is calculated based on the assumption of two passengers per cabin even though some cabins can accommodate three or more passengers.

(b)	Does not include the 2,978-passenger capacity Costa Concordia (See Note 15).

(c)	Includes the 1,460-passenger capacity Pacific Sun, which was sold in December 2011 to an unrelated entity and is being operated under a bareboat charter agreement until July 2012.